Consolidated Statements of Operation and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Revenues					$ 12
Cost of revenues					(14)
Gross loss					(2)
Research and development expenses	$ (25)		(96)		(17)
Marketing, general and administrative expenses	(315)	(1,975)	(3,239)		(8,350)
Gain from deconsolidation of a subsidiary (Note 1)					52
Operating loss	(340)	(1,975)	(3,335)		(8,317)
Financing expenses, net:
Fair value adjustment of liability in connection with stock exchange agreement (Note 8)					(72)
Change in fair value of trading securities (Note 8)					7
Change in fair value of short-term loan measured at fair value (Note 8)					20
Change in fair value of convertible component in convertible notes (Note 5)			(176)		(287)
Expenses related to convertible loan terms	(379)	(122)	(333)
Loss from extinguishment in connection with convertible loan restructuring (Note 5)			(620)
Other financing expenses, net	(10)	(3)	(52)		10
Financing expenses, net	(389)	(125)	(1,181)		(322)
Net loss attributable to common stockholders	$ (729)	$ (2,100)	$ (4,516)		$ (8,639)
Loss per common stock (basic)	$ (0.00)	$ (0.00)	$ (0.00)	[1]	$ (0.02)
Basic weighted average number of shares of common stock outstanding	942,568,006	942,568,006	942,568,006		476,622,892
Comprehensive loss:
Net loss	$ (729)	$ (2,100)	$ (4,516)		$ (8,639)
Other comprehensive income attributable to foreign currency translation	6				(10)
Comprehensive loss	$ (723)	$ (2,100)	$ (4,516)		$ (8,649)

[1]	Less than $0.01